Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Capital	Treasury shares	Capital reserves	Revenue reserves	Retained earnings	Other comprehensive (loss)	Total	Non-controlling interest
Beginning balance at Dec. 31, 2022	$ 2,824.3	$ 1,551.6	$ (28.2)	$ 117.7	$ 1,116.1	$ 0.0	$ (189.7)	$ 2,567.5	$ 256.8
Net profit for the year	164.3					164.0		164.0	0.3
Other comprehensive income (loss)	36.1						37.0	37.0	(0.9)
Total comprehensive income	200.4	0.0	0.0	0.0	0.0	164.0	37.0	201.0	(0.6)
Share-based remuneration	5.0			4.5				4.5	0.5
Capital contribution	9.5								9.5
Result in transactions with non controlling interest	13.5			13.5				13.5
Allocations of profits:
Dividends	(13.4)								(13.4)
Reserve for investments and working capital					164.0	(164.0)
Ending balance at Dec. 31, 2023	3,039.3	1,551.6	(28.2)	135.7	1,280.1	0.0	(152.7)	2,786.5	252.8
Net profit for the year	354.6					352.5		352.5	2.1
Other comprehensive income (loss)	(114.3)						(104.5)	(104.5)	(9.8)
Total comprehensive income	240.3	0.0	0.0	0.0	0.0	352.5	(104.5)	248.0	(7.7)
Share-based remuneration	5.1			4.5				4.5	0.6
Exercise Warrants	5.1								5.1
Capital contribution	65.6								65.6
Result in transactions with non controlling interest	(2.5)			44.9				44.9	(47.4)
Allocations of profits:
Legal Reserve					2.6	(2.6)
Dividends	(8.3)					(8.3)		(8.3)
Reserve for investments and working capital	0.0				341.6	(341.6)		0.0
Ending balance at Dec. 31, 2024	3,344.6	1,551.6	(28.2)	185.1	1,624.3	0.0	(257.2)	3,075.6	269.0
Net profit for the year	359.0					351.9		351.9	7.1
Other comprehensive income (loss)	165.7						158.2	158.2	7.5
Total comprehensive income	524.7	0.0	0.0	0.0	0.0	351.9	158.2	510.1	14.6
Share-based remuneration	6.7			5.4				5.4	1.3
Acquisition of treasury shares	(186.8)		(186.8)					(186.8)
Exercise Warrants	22.3								22.3
Capital contribution	210.0								210.0
Result in transactions with non controlling interest	(12.5)			137.4				137.4	(149.9)
Allocations of profits:
Legal Reserve					17.6	(17.6)
Dividends	(16.1)					(16.1)		(16.1)
Interest on equity	(80.9)					(80.9)		(80.9)
Reserve for investments and working capital					237.3	(237.3)
Ending balance at Dec. 31, 2025	$ 3,812.0	$ 1,551.6	$ (215.0)	$ 327.9	$ 1,879.2	$ 0.0	$ (99.0)	$ 3,444.7	$ 367.3